Income tax, Major components of income tax expenses (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax [Abstract]
R&D tax credit for the year	£ (12,432)	£ (21,767)	£ (18,486)
Tax related to share-based compensation plans	0	0	125
Foreign corporation tax on profits for the year	84	152	139
Adjustments in respect of prior years	(100)	43	0
Total current tax	(12,448)	(21,572)	(18,222)
Deferred tax [Abstract]
Current year	(790)	0	0
Effect of changes in tax rates	(1)	0	0
Movement in unrecognized deferred tax asset	351	0	0
Originating and reversal of timing differences, including adjustments in respect of prior years	(379)	(686)	1,674
Total deferred tax	(819)	(686)	1,674
Total income tax credit	(13,267)	(22,258)	(16,548)
Tax related to items recognized in other comprehensive income during the year [Abstract]
Current tax related to share-based compensation plans	0	0	(125)
Deferred tax on fair value movements of available-for-sale financial assets	0	0	(3,509)
Tax charged to other comprehensive income	£ 0	£ 0	£ (3,634)